SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Potentially dilutive financial instruments excluded from the calculation of earnings per share	1,908	3,799
Warrant
Earnings per share
Potentially dilutive financial instruments excluded from the calculation of earnings per share	0	0
Options
Earnings per share
Potentially dilutive financial instruments excluded from the calculation of earnings per share	0	0
RSUs
Earnings per share
Potentially dilutive financial instruments excluded from the calculation of earnings per share	1,908	3,799